Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
(8)	Income Taxes
The income tax benefit recognized differs from our statutory tax rate of 21% primarily due to valuation allowance movements.

(8)	Income Taxes
The Company only has operations in the United States. Loss from operations before income taxes is categorized geographically as follows:

	2020	2019
United States	$(214,447)	$(101,848)

Total loss from operations before income taxes	$(214,447)	$(101,848)

The federal and state income tax provision is summarized as follows:

	2020	2019
Current income tax expense:
Federal	$—	$—
State	2	7

Total current income tax expense	2	7

Deferred income tax benefit:
Federal	—	(5,012)
State	—	(2,766)

Total deferred income tax benefit	—	(7,778)

Total tax benefit (expense)	$2	$(7,771)

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	2020	2019
Tax at federal statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	—	2.7
Stock-based compensation	(1.5)	(5.6)
Research and development credits	3.5	3.5
Other	0.2	(0.2)
Change in valuation allowance	(23.2)	(13.8)

Total provision for income taxes	—%	7.6%

The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$70,125	$31,850
Tax credits	21,461	9,781
Stock-based compensation	324	—
Accrued compensation and related expenses	2,293	425
Lease liability	24,521	4,930
Other	236	223

Total deferred tax assets	118,960	47,209
Valuation allowance	(87,241)	(30,525)

Total deferred tax assets, net of valuation allowance	31,719	16,684
Deferred tax liabilities:
Depreciation and amortization	(11,040)	(14,630)
Right of use asset	(23,253)	(4,658)
Other	(478)	(448)

Total deferred tax liabilities	(34,771)	(19,736)

Total net deferred tax assets	$(3,052)	$(3,052)

As of December 31, 2020, the Company had federal and state net operating losses of $298,616 and $105,029, respectively. If not utilized, the federal and state net operating loss carryforwards will both begin to expire starting in 2037.
As of December 31, 2020, the Company had federal research and development credits of $17,760, which will begin to expire in 2037 and state research and development credits of $9,028, which will begin to expire in 2032.
Assessing the realizability of the Company’s deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company has evaluated the criteria for realization of deferred tax assets and, as a result, has determined that certain deferred tax assets are not realizable on a more likely than not basis. Accordingly, the Company recorded a valuation allowance of $87,241 and $30,525 respectively, as of December 31, 2020 and 2019.
Internal Revenue Code Section 382 and similar state provisions limit the use of net operating losses and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change of ownership, utilization of net operating losses and tax credit carryforwards may be limited. Certain acquired net operating losses and tax credits are subject to limitations.
The Company recorded cumulative unrecognized tax benefits pursuant to
ASC Subtopic 740-30
in the amount of $5,256 and $2,360, respectively, during the years ended December 31, 2020 and 2019.
The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within the provision for income taxes. Amounts accrued for interest and penalties were not significant during the years ended December 31, 2020 and 2019.
Changes in balances during 2020 and 2019 and ending balances as of December 31, 2020 and 2019 in gross unrecognized tax benefits were as follows:

	2020	2019
Beginning balance	$2,360	$982
Increases related to tax positions taken during a prior year	202	24
Increases related to tax positions taken during the current year	2,772	1,553
Decreases related to tax positions taken during a prior year	(78)	(199)
Decreases related to tax settlements with taxing authorities	—	—

Ending balance	$5,256	$2,360

The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease within the next 12 months. None of the unrecognized tax benefits, if recognized, would have a material effect on the effective tax rate.